Consolidated Balance Sheets (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 78,917	$ 67,697
Accounts receivable, net	227,542	256,679
Related party receivables	19,872	10,760
Inventories	175,291	158,063
Deferred tax assets	28,877	37,894
Other current assets	27,105	15,375
Total current assets	557,604	546,468
Property, plant and equipment, net	160,174	153,044
Goodwill	309,102	308,821
Other intangible assets, net	399,585	423,687
Deferred financing costs, net	17,483	20,176
Other long-term assets	3,732	1,822
Total assets	1,447,680	1,454,018
Current liabilities
Accounts payable	132,803	122,932
Short-term borrowings		3,169
Current maturities of long-term debt	3,177	3,373
Related party payables	734	1,249
Accrued expenses and other current liabilities	115,453	130,980
Total current liabilities	252,167	261,703
Long-term debt, less current maturities	690,748	693,485
Pension and other postretirement liabilities	120,093	118,040
Deferred tax liabilities	110,965	112,714
Other long-term liabilities	2,546	2,425
Total liabilities	1,176,519	1,188,367
Contingencies - Note 14
Shareholder's equity
Common stock	320,038	320,000
Retained deficit	(5,243)	(19,870)
Accumulated other comprehensive loss	(43,634)	(34,479)
Total shareholder's equity	271,161	265,651
Total liabilities and shareholder's equity	$ 1,447,680	$ 1,454,018